SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes and EPS (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Oct. 03, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Deferred tax liability due to changes from the Texas Margin Tax				$ 1.0
Reduction in current income tax expense				0.3
Deferred tax liability, noncurrent				$ 1.3
General partner
Significant Accounting Policies [Line Items]
General partner interest (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%